UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               Form 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 1999
                                                ---------------

Check here if Amendment [   ]; Amendment Number:
                                                   -----

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-1685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Jerrold N. Fine     Westport, Connecticut  August 12, 1999
             [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:             50
                                               -------------

Form 13F Information Table Value Total:       $462,393,948
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

     1              28-1839                  Robert Jaffee
     2              28-2944                  Deborah Ziskin
     3              28-7626                  Margaret Epprecht




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                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                              VALUE    0.
 ..0.
SHRS OR SH/ PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
AT&T LIBERTY MEDIA GROUP COMMON Cl A 001957109 14,700,000    400,000   SHARED OTHER 1,2,3,           X
------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMNT LP UNITS LP   018548107 6,462,500     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION     COMMON      020002101 3,587,500     100,000          X         X            X
------------------------------------------------------------------------------------------------------------
BERKSHIRE REALTY INC.    COMMON      084710102 9,250,000     800,000          X         X            X
------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP   COMMON      101137107 7,689,063     175,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC.         COMMON      10553F106 68,437,078     3,674,474        X         X            X
------------------------------------------------------------------------------------------------------------
CANADIAN NTNL RAILWAY    COMMON      136375102 10,050,000    150,000          X         X            X
------------------------------------------------------------------------------------------------------------
CAMPBELL SOUP            COMMON      134429109 9,275,000     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
CBS CORPORATION          COMMON      12490K107 8,687,500     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
CIRCLE INTL GROUP INC.   COMMON      172574105 875,000       40,000           X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200 11,531,250    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COMMON   181512104 7,967,372     574,225          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC.  COMMON     299808105 8,156,250     250,000          X         X            X
------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC. COMMON    31410H101 29,115,625    550,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109 1,082,250     333,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLEET FINANCIAL GROUP    COMMON      338915101 6,656,250     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
FORD MOTOR CO.           COMMON      345370100 11,287,500    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
FOREMOST CORP.OF AMERICA COMMON      345469100 9,900,000     450,000          X         X            X
------------------------------------------------------------------------------------------------------------
GRAND UNION CO.          COMMON      386532402 9,757,200     902,400          X         X            X
------------------------------------------------------------------------------------------------------------
GRANITE BROADCASTING     COMMON      387241102 1,691,250     220,000          X         X            X
------------------------------------------------------------------------------------------------------------
GRANITE BROADCASTING     PREFERRED   387241952 53,250        1,500            X         X            X
------------------------------------------------------------------------------------------------------------
GRC INTERNATIONAL        COMMON      361922107 2,686,000     316,000          X         X            X
------------------------------------------------------------------------------------------------------------
HANNAFORD BROTHERS CO.   COMMON      410550107 26,750,000    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
HERTZ CORP.              COMMOM CL A 428040109 861,800       13,900           X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC.      COMMON      441815107 3,632,004     76,665           X         X            X
------------------------------------------------------------------------------------------------------------
IGEN INC.                COMMON      449536101 5,825,000     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
INAMED CORP.             COMMON      453235103 4,203,750     285,000          X         X            X
------------------------------------------------------------------------------------------------------------
INFINITY BCASTING Cl A   COMMON Cl A 45662S102 8,933,925     300,300          X         X            X
------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICAIONS COMMON      458801107 2,245,313     75,000           X         X            X
------------------------------------------------------------------------------------------------------------
LIBBEY INC.              COMMON      529898108 4,350,000     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
MARINE TRANSPORT CORP.   COMMON      567912100 350,000       100,000          X         X            X
------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP INC.      COMMON      5840J104  14,875,000    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
MISSION WEST PARK        COMMON      605203108 4,125,000     500,000          X         X            X
------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS, INC     COMMON      62855J104 3,735,000     415,000          X         X            X
------------------------------------------------------------------------------------------------------------
NORD PACIFIC LTD         COMMON      655554103 237,500       400,000          X         X            X
------------------------------------------------------------------------------------------------------------
NTL INC.                 COMMON      62940710  18,099,461    210,001          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP, INC.           COMMON      670872100 7,762,500     225,000          X         X            X
------------------------------------------------------------------------------------------------------------
PHARMACIA & UPJOHN INC.  COMMON      717135107 8,521,875     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN        COMMON CL A 731572103 3,800,000     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
ST. JUDE MEDICAL INC.    COMMON      790849103 14,250,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
SNAP-ON INC.             COMMON      833034101 9,951,563     275,000          X         X            X
------------------------------------------------------------------------------------------------------------
SOLUTIA INC.             COMMON      834376105 4,612,025     216,400          X         X            X
------------------------------------------------------------------------------------------------------------
TIME WARNER INC.         COMMON      887315109 22,050,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HLDNGS INC. COMMON     893521104 20,210,644    269,700          X         X            X
------------------------------------------------------------------------------------------------------------
TSI INT SOFTWARE LTD     COMMON      872879101 2,270,000     80,000           X         X            X
------------------------------------------------------------------------------------------------------------
UICI CORP.               COMMON      95101810  2,762,500     100,000          X         X            X
------------------------------------------------------------------------------------------------------------
USA DETERGENT INC.       COMMON      902938109 587,500       100,000          X         X            X
------------------------------------------------------------------------------------------------------------
WARNER LAMBERT CO.       COMMON      934488107 17,343,750    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
WESCO INTERNATIONAL INC. COMMON      950817106 3,075,000     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
YOUNG BROADCASTING CORP. CMNN Cl A  987434107  8,075,000     190,000          X         X            X
------------------------------------------------------------------------------------------------------------

NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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